Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2013
Commitments And Contingencies Disclosure [Line Items]
Liquidated damages exposure	$ 16
Total rental expense	36	$ 40	$ 107
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Liabilities of liquidated damages	1
Morgan City fabrication facility [Member]
Commitments And Contingencies Disclosure [Line Items]
Potential environmental liabilities					$ 6
Environmental loss contingencies, incurred				$ 4
Reversal of environmental liability	$ (1)